Financing Activities	12 Months Ended
Dec. 31, 2014
Financing Activities
FINANCING ACTIVITIES

AEP Common Stock

Listed below is a reconciliation of common stock share activity for the years ended December 31, 2014, 2013 and 2012:

Shares of AEP Common Stock	Issued	Held in Treasury
Balance, December 31, 2011	503,759,460	20,336,592
Issued	2,245,502	—
Balance, December 31, 2012	506,004,962	20,336,592
Issued	2,109,002	—
Balance, December 31, 2013	508,113,964	20,336,592
Issued	1,625,195	—
Balance, December 31, 2014	509,739,159	20,336,592

Long-term Debt

The following details long-term debt outstanding as of December 31, 2014 and 2013:

	Weighted
	Average
	Interest
	Rate as of	Interest Rate Ranges as of		Outstanding as of
	December 31,	December 31,		December 31,
Type of Debt and Maturity	2014	2014	2013	2014	2013
				(in millions)
Senior Unsecured Notes
2014-2044	5.34%	1.65%-8.13%	1.65%-8.13%	$12,647	$11,799

Pollution Control Bonds (a)
2014-2038 (b)	2.66%	0.04%-6.30%	0.02%-6.30%	1,963	1,932

Notes Payable (c)
2014-2032	3.84%	0.983%-8.03%	1.164%-8.03%	357	369

Securitization Bonds
2015-2031	3.69%	0.88%-6.25%	0.88%-6.25%	2,380	2,686

Spent Nuclear Fuel Obligation (d)				266	265

Other Long-term Debt
2015-2059	1.67%	1.15%-13.718%	1.15%-13.718%	1,101	1,360

Fair Value of Interest Rate Hedges				(6)	(9)
Unamortized Discount, Net				(24)	(25)
Total Long-term Debt Outstanding				18,684	18,377
Long-term Debt Due Within One Year				2,503	1,549
Long-term Debt				$16,181	$16,828

(a)
For certain series of pollution control bonds, interest rates are subject to periodic adjustment.  Certain series may be purchased on demand at periodic interest adjustment dates.  Letters of credit from banks and insurance policies support certain series.

(b)
Certain pollution control bonds are subject to redemption earlier than the maturity date.  Consequently, these bonds have been classified for maturity purposes as Long-term Debt Due Within One Year on the balance sheets.

(c)
Notes payable represent outstanding promissory notes issued under term loan agreements and credit agreements with a number of banks and other financial institutions.  At expiration, all notes then issued and outstanding are due and payable.  Interest rates are both fixed and variable.  Variable rates generally relate to specified short-term interest rates.

(d)	Spent nuclear fuel obligation consists of a liability along with accrued interest for disposal of spent nuclear fuel (see "SNF Disposal" section of Note 6).

Long-term debt outstanding as of December 31, 2014 is payable as follows:

	2015	2016	2017	2018	2019	After 2019	Total
	(in millions)
Principal Amount	$2,503	$1,306	$1,871	$1,417	$1,673	$9,938	$18,708
Unamortized Discount, Net							(24)
Total Long-term Debt Outstanding							$18,684

In January 2015 and February 2015, I&M retired $15 million and $8 million, respectively, of Notes Payable related to DCC Fuel.

In January 2015, OPCo retired $22 million of Securitization Bonds.

In January 2015, PSO issued $87.5 million of 3.17% and $87.5 million of 4.09% Senior Unsecured Notes due in 2025 and 2045, respectively.

In January 2015, SWEPCo remarketed $54 million of 1.6% Pollution Control Bonds due in 2019.

In January 2015, TCC retired $120 million of Securitization Bonds.

In February 2015, APCo retired $11 million of Securitization Bonds.

As of December 31, 2014, trustees held, on our behalf, $385 million of our reacquired Pollution Control Bonds.

Dividend Restrictions

Parent Restrictions

The holders of our common stock are entitled to receive the dividends declared by our Board of Directors provided funds are legally available for such dividends.  Our income derives from our common stock equity in the earnings of our utility subsidiaries.

Pursuant to the leverage restrictions in our credit agreements, we must maintain a percentage of debt to total capitalization at a level that does not exceed 67.5%.  The payment of cash dividends indirectly results in an increase in the percentage of debt to total capitalization of the company distributing the dividend.  The method for calculating outstanding debt and capitalization is contractually defined in the credit agreements.  None of AEP’s retained earnings were restricted for the purpose of the payment of dividends.

Utility Subsidiaries’ Restrictions

Various financing arrangements and regulatory requirements may impose certain restrictions on the ability of our utility subsidiaries to transfer funds to us in the form of dividends.  Specifically, several of our public utility subsidiaries have credit agreements that contain a covenant that limits their debt to capitalization ratio to 67.5%.  As of December 31, 2014, the amount of restricted net assets of AEP’s subsidiaries that may not be distributed to Parent in the form of a loan, advance or dividend was approximately $7 billion.

The Federal Power Act prohibits the utility subsidiaries from participating “in the making or paying of any dividends of such public utility from any funds properly included in capital account.”  The term “capital account” is not defined in the Federal Power Act or its regulations.  Management understands “capital account” to mean the book value of the common stock.  This restriction does not limit the ability of the utility subsidiaries to pay dividends out of retained earnings.

Lines of Credit and Short-term Debt

We use our commercial paper program to meet the short-term borrowing needs of our subsidiaries.  The program is used to fund both a Utility Money Pool, which funds the utility subsidiaries, and a Nonutility Money Pool, which funds the majority of the nonutility subsidiaries.  In addition, the program also funds, as direct borrowers, the short-term debt requirements of other subsidiaries that are not participants in either money pool for regulatory or operational reasons.  As of December 31, 2014, we had credit facilities totaling $3.5 billion to support our commercial paper program.  The maximum amount of commercial paper outstanding during 2014 was $877 million and the weighted average interest rate of commercial paper outstanding during 2014 was 0.29%.  Our outstanding short-term debt was as follows:

	December 31,
	2014		2013
Type of Debt	Outstanding Amount	Interest Rate (a)	Outstanding Amount	Interest Rate (a)
	(in millions)		(in millions)
Securitized Debt for Receivables (b)	$744	0.22%	$700	0.23%
Commercial Paper	602	0.59%	57	0.29%
Total Short-term Debt	$1,346		$757

(a)	Weighted average rate.

(b)	Amount of securitized debt for receivables as accounted for under the "Transfers and Servicing" accounting guidance.

Credit Facilities

For a discussion of credit facilities, see “Letters of Credit” section of Note 6.

Securitized Accounts Receivable – AEP Credit

AEP Credit has a receivables securitization agreement with bank conduits.  Under the securitization agreement, AEP Credit receives financing from the bank conduits for the interest in the receivables AEP Credit acquires from affiliated utility subsidiaries.  AEP Credit continues to service the receivables.  These securitized transactions allow AEP Credit to repay its outstanding debt obligations, continue to purchase our operating companies’ receivables and accelerate AEP Credit’s cash collections.

Our receivables securitization agreement provides a commitment of $750 million from bank conduits to purchase receivables.  The agreement was increased in June 2014 from $700 million and expires in June 2016.

Accounts receivable information for AEP Credit is as follows:

	Years Ended December 31,
	2014	2013	2012
	(dollars in millions)
Effective Interest Rates on Securitization of Accounts Receivable	0.22%	0.23%	0.26%
Net Uncollectible Accounts Receivable Written Off	$40	$35	$29

	December 31,
	2014	2013
	(in millions)
Accounts Receivable Retained Interest and Pledged as Collateral Less Uncollectible Accounts	$975	$929
Total Principal Outstanding	744	700
Delinquent Securitized Accounts Receivable	44	45
Bad Debt Reserves Related to Securitization/Sale of Accounts Receivable	13	16
Unbilled Receivables Related to Securitization/Sale of Accounts Receivable	335	331

Customer accounts receivable retained and securitized for our operating companies are managed by AEP Credit.  AEP Credit’s delinquent customer accounts receivable represents accounts greater than 30 days past due.

Appalachian Power Co [Member]
Financing Activities
FINANCING ACTIVITIES

Long-term Debt

The following details long-term debt outstanding as of December 31, 2014 and 2013:

		Weighted
		Average
		Interest
		Rate as of	Interest Rate Ranges as of		Outstanding as of
		December 31,	December 31,		December 31,
Company	Maturity	2014	2014	2013	2014	2013
Senior Unsecured Notes					(in thousands)
APCo	2015-2044	5.80%	3.40%-7.95%	3.40%-7.95%	$2,991,846	$2,893,220
I&M	2015-2037	5.80%	3.20%-7.00%	3.20%-7.00%	1,246,683	1,246,235
OPCo	2014-2035	5.98%	5.375%-6.60%	4.85%-6.60%	1,945,036	2,169,487
PSO	2016-2037	5.52%	4.40%-6.625%	4.40%-6.625%	897,046	896,705
SWEPCo	2015-2040	5.56%	3.55%-6.45%	3.55%-6.45%	1,823,362	1,823,007

Pollution Control Bonds (a)
APCo	2014-2038 (b)	1.68%	0.04%-5.375%	0.05%-5.375%	532,500	532,500
I&M	2014-2025 (b)	1.80%	0.04%-4.625%	0.04%-6.25%	226,607	226,569
OPCo	2014-2038 (b)	3.85%	3.125%-5.80%	2.875%-5.80%	118,245	296,825
PSO	2014-2020	4.45%	4.45%	4.45%-5.25%	12,660	46,360
SWEPCo	2015-2018 (b)	4.28%	3.25%-4.95%	3.25%-4.95%	135,200	135,200

Notes Payable – Affiliated
APCo	2015	3.125%	3.125%	3.125%	86,000	86,000

Notes Payable – Nonaffiliated
I&M	2014-2019	1.14%	0.983%-2.12%	1.164%-4.00%	176,697	177,540
SWEPCo	2024-2032	5.13%	4.58%-6.37%	4.58%-6.37%	81,875	85,125

Securitization Bonds
APCo	2024-2031	2.80%	2.008%-3.772%	2.008%-3.772%	367,606	380,282
OPCo	2018-2020	1.44%	0.958%-2.049%	0.958%-2.049%	232,467	267,403

Spent Nuclear Fuel Obligation (c)
I&M					265,502	265,391

Other Long-term Debt
APCo (d)	2015-2026	13.718%	13.718%	1.188%-13.718%	2,322	302,355
I&M	2015-2025	2.28%	1.55%-6.00%	1.67%-6.00%	111,908	123,281
OPCo	2028	1.15%	1.15%	1.15%	1,375	1,460
PSO (e)	2016-2027	1.57%	1.482%-3.00%	1.491%-3.00%	131,330	56,745
SWEPCo (f)	2017	1.73%	1.73%		100,000	—

(a)
For certain series of pollution control bonds, interest rates are subject to periodic adjustment.  Certain series may be purchased on demand at periodic interest adjustment dates.  Letters of credit from banks and insurance policies support certain series.

(b)
Certain pollution control bonds are subject to redemption earlier than the maturity date.  Consequently, these bonds have been classified for maturity purposes as Long-term Debt Due Within One Year - Nonaffiliated on the balance sheets.

(c)	Spent nuclear fuel obligation consists of a liability along with accrued interest for disposal of spent nuclear fuel (see "SNF Disposal" section of Note 6).

(d)	In 2014, APCo retired a $300 million credit facility due in 2015.

(e)	In 2014, PSO drew the remaining $75 million on an existing $125 million three-year credit facility.

(f)	In 2014, SWEPCo issued a $100 million three-year credit facility.

Long-term debt outstanding as of December 31, 2014 is payable as follows:

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2015	$638,212	$382,187	$131,497	$427	$306,750
2016	88,372	49,189	395,946	275,440	3,250
2017	273,492	37,131	46,387	454	353,250
2018	123,972	106,444	397,045	467	384,950
2019	94,463	479,353	48,016	250,482	403,250
After 2019	2,769,933	976,803	1,283,200	516,720	690,625
Principal Amount	3,988,444	2,031,107	2,302,091	1,043,990	2,142,075
Unamortized Discount, Net	(8,170)	(3,710)	(4,968)	(2,954)	(1,638)
Total Long-term Debt Outstanding	$3,980,274	$2,027,397	$2,297,123	$1,041,036	$2,140,437

In January 2015 and February 2015, I&M retired $15 million and $8 million, respectively, of Notes Payable related to DCC Fuel.

In January 2015, OPCo retired $22 million of Securitization Bonds.

In January 2015, PSO issued $87.5 million of 3.17% and $87.5 million of 4.09% Senior Unsecured Notes due in 2025 and 2045, respectively.

In January 2015, SWEPCo remarketed $54 million of 1.6% Pollution Control Bonds due in 2019.

In February 2015, APCo retired $11 million of Securitization Bonds.

As of December 31, 2014, trustees held, on behalf of I&M and OPCo, $40 million and $345 million, respectively, of their reacquired Pollution Control Bonds.

Dividend Restrictions

The Registrant Subsidiaries pay dividends to Parent provided funds are legally available.  Various financing arrangements and regulatory requirements may impose certain restrictions on the ability of the Registrant Subsidiaries to transfer funds to Parent in the form of dividends.

Federal Power Act

The Federal Power Act prohibits each of the Registrant Subsidiaries from participating “in the making or paying of any dividends of such public utility from any funds properly included in capital account.”  The term “capital account” is not defined in the Federal Power Act or its regulations.  Management understands “capital account” to mean the book value of the common stock.

Additionally, the Federal Power Act creates a reserve on earnings attributable to hydroelectric generation plants.  Because of their respective ownership of such plants, this reserve applies to APCo and I&M.

None of these restrictions limit the ability of the Registrant Subsidiaries to pay dividends out of retained earnings.

Leverage Restrictions

Pursuant to the credit agreement leverage restrictions, APCo, I&M, PSO and SWEPCo must maintain a percentage of debt to total capitalization at a level that does not exceed 67.5%.  As of December 31, 2014, $50 million, $61 million and $277 million of I&M, PSO and SWEPCo's retained earnings, respectively, have restrictions related to the payment of dividends to Parent. None of APCo’s retained earnings have restrictions related to the payment of dividends to Parent.
Utility Money Pool – AEP System

The AEP System uses a corporate borrowing program to meet the short-term borrowing needs of AEP’s subsidiaries.  The corporate borrowing program includes a Utility Money Pool, which funds AEP’s utility subsidiaries, and a Nonutility Money Pool, which funds a majority of AEP’s nonutility subsidiaries.  The AEP System Utility Money Pool operates in accordance with the terms and conditions of the AEP System Utility Money Pool agreement filed with the FERC.   The amounts of outstanding loans to (borrowings from) the Utility Money Pool as of December 31, 2014 and 2013 are included in Advances to Affiliates and Advances from Affiliates, respectively, on each of the Registrant Subsidiaries’ balance sheets.  The Utility Money Pool participants’ money pool activity and their corresponding authorized borrowing limits for the years ended December 31, 2014 and 2013 are described in the following tables:

Year Ended December 31, 2014:

	Maximum		Average		Net Loans to
	Borrowings	Maximum	Borrowings	Average	(Borrowings from)	Authorized
	from the	Loans to the	from the	Loans to the	the Utility Money	Short-term
	Utility	Utility	Utility	Utility	Pool as of	Borrowing
Company	Money Pool	Money Pool	Money Pool	Money Pool	December 31, 2014	Limit
	(in thousands)
APCo	$44,215	$542,186	$12,566	$104,469	$48,519	$600,000
I&M	150,714	158,857	73,192	39,118	(129,020)	500,000
OPCo	120,264	405,350	34,841	107,275	312,473	400,000
PSO	176,950	—	93,732	—	(154,249)	300,000
SWEPCo	153,503	51,319	71,009	24,392	41,033	350,000

Year Ended December 31, 2013:

	Maximum		Average		Net Loans to
	Borrowings	Maximum	Borrowings	Average	(Borrowings from)	Authorized
	from the	Loans to the	from the	Loans to the	the Utility Money	Short-term
	Utility	Utility	Utility	Utility	Pool as of	Borrowing
Company	Money Pool	Money Pool	Money Pool	Money Pool	December 31, 2013	Limit
	(in thousands)
APCo	$331,771	$202,377	$141,128	$28,659	$92,485	$600,000
I&M	23,135	403,905	8,308	256,730	55,863	500,000
OPCo	410,456	415,605	190,384	50,230	339,070	600,000
PSO	46,806	109,607	18,754	28,771	(36,772)	300,000
SWEPCo	24,553	153,830	6,020	33,546	(9,180)	350,000

The activity in the above table does not include short-term lending activity of OPCo’s former wholly-owned subsidiary, AGR.  In January 2013, AGR became a participant in the Nonutility Money Pool.  In November 2013, AGR’s participation in the Nonutility Money Pool ended as AGR became a direct borrower from Parent.  On December 31, 2013, OPCo contributed the assets and liabilities of AGR to Parent as part of corporate separation.  For the year ended December 31, 2013, AGR had the following activity in the Nonutility Money Pool or from Parent:

					Borrowings
Year Ended	Maximum	Maximum	Average	Average	From as of
December 31, 2013	Borrowings From	Loans To	Borrowings From	Loans To	December 31, 2013
	(in thousands)
Nonutility Money Pool	$1,047	$1,027	$316	$208	$—
Parent	1,178	—	1,078	—	—	(a)

(a)	The borrowings of AGR from Parent as of December 31, 2013 are no longer associated with OPCo.

The maximum and minimum interest rates for funds either borrowed from or loaned to the Utility Money Pool were as follows:

	Years Ended December 31,
	2014	2013	2012
Maximum Interest Rate	0.59%	0.43%	0.56%
Minimum Interest Rate	0.24%	0.24%	0.39%

The average interest rates for funds borrowed from and loaned to the Utility Money Pool for the years ended December 31, 2014, 2013 and 2012 are summarized for all Registrant Subsidiaries in the following table:

	Average Interest Rate for Funds Borrowed from the Utility Money Pool for Years Ended December 31,			Average Interest Rate for Funds Loaned to the Utility Money Pool for Years Ended December 31,
Company	2014	2013	2012	2014	2013	2012
APCo	0.29%	0.33%	0.47%	0.29%	0.33%	0.47%
I&M	0.31%	0.36%	—%	0.30%	0.32%	0.46%
OPCo	0.27%	0.33%	0.47%	0.34%	0.32%	0.47%
PSO	0.29%	0.34%	—%	—%	0.33%	0.46%
SWEPCo	0.29%	0.34%	0.53%	0.32%	0.36%	0.45%

AGR’s maximum, minimum and average interest rates for funds either borrowed from or loaned to the Nonutility Money Pool or Parent for the year ended December 31, 2013 are summarized in the following table:

Year Ended December 31, 2013	Maximum Interest Rate for Funds Borrowed	Minimum Interest Rate for Funds Borrowed	Maximum Interest Rate for Funds Loaned	Minimum Interest Rate for Funds Loaned	Average Interest Rate for Funds Borrowed	Average Interest Rate for Funds Loaned
Nonutility Money Pool	0.66%	0.53%	0.35%	0.32%	0.58%	0.34%
Parent	0.34%	0.24%	—%	—%	0.28%	—%

Interest expense related to short-term borrowing activities with the Utility Money Pool, the Nonutility Money Pool and Parent is included in Interest Expense on each of the Registrant Subsidiaries’ statements of income.  The Registrant Subsidiaries incurred interest expense for all short-term borrowing activities as follows:

	Years Ended December 31,
Company	2014	2013	2012
	(in thousands)
APCo	$6	$414	$772
I&M	135	70	—
OPCo	43	503	555
PSO	275	25	11
SWEPCo	168	5	977

Interest income related to short-term lending activities with the Utility Money Pool, the Nonutility Money Pool and Parent is included in Interest Income on each of the Registrant Subsidiaries’ statements of income.  The Registrant Subsidiaries earned interest income for all short-term lending activities as follows:

	Years Ended December 31,
Company	2014	2013	2012
	(in thousands)
APCo	$317	$109	$123
I&M	127	924	963
OPCo	202	233	1,038
PSO	—	58	435
SWEPCo	14	113	320

Credit Facilities

For a discussion of credit facilities, see “Letters of Credit” section of Note 6.

Sale of Receivables – AEP Credit

Under a sale of receivables arrangement, the Registrant Subsidiaries sell, without recourse, certain of their customer accounts receivable and accrued unbilled revenue balances to AEP Credit and are charged a fee based on AEP Credit’s financing costs, administrative costs and uncollectible accounts experience for each Registrant Subsidiary’s receivables.  APCo does not have regulatory authority to sell its West Virginia accounts receivable.  The costs of customer accounts receivable sold are reported in Other Operation expense on the Registrant Subsidiaries’ statements of income.  The Registrant Subsidiaries manage and service their customer accounts receivable sold.

AEP Credit's receivables securitization agreement provides a commitment of $750 million from bank conduits to purchase receivables.  The agreement was increased in June 2014 from $700 million and expires in June 2016.

The amount of accounts receivable and accrued unbilled revenues under the sale of receivables agreement for each Registrant Subsidiary as of December 31, 2014 and 2013 was as follows:

	December 31,
Company	2014	2013
	(in thousands)
APCo	$159,823	$156,599
I&M	137,459	139,257
OPCo	365,834	324,287
PSO	112,905	115,260
SWEPCo	148,668	149,337

The fees paid by the Registrant Subsidiaries to AEP Credit for customer accounts receivable sold were:

	Years Ended December 31,
Company	2014	2013	2012
	(in thousands)
APCo	$8,896	$6,471	$6,883
I&M	7,900	6,510	6,121
OPCo	28,809	21,573	20,312
PSO	5,926	5,604	7,054
SWEPCo	6,750	5,917	6,140

The Registrant Subsidiaries’ proceeds on the sale of receivables to AEP Credit were:

	Years Ended December 31,
Company	2014	2013	2012
	(in thousands)
APCo	$1,519,266	$1,442,983	$1,353,920
I&M	1,488,561	1,458,803	1,344,260
OPCo	2,647,643	2,620,483	2,952,723
PSO	1,321,068	1,232,363	1,157,174
SWEPCo	1,655,753	1,533,840	1,481,925

Indiana Michigan Power Co [Member]
Financing Activities
FINANCING ACTIVITIES

Long-term Debt

The following details long-term debt outstanding as of December 31, 2014 and 2013:

		Weighted
		Average
		Interest
		Rate as of	Interest Rate Ranges as of		Outstanding as of
		December 31,	December 31,		December 31,
Company	Maturity	2014	2014	2013	2014	2013
Senior Unsecured Notes					(in thousands)
APCo	2015-2044	5.80%	3.40%-7.95%	3.40%-7.95%	$2,991,846	$2,893,220
I&M	2015-2037	5.80%	3.20%-7.00%	3.20%-7.00%	1,246,683	1,246,235
OPCo	2014-2035	5.98%	5.375%-6.60%	4.85%-6.60%	1,945,036	2,169,487
PSO	2016-2037	5.52%	4.40%-6.625%	4.40%-6.625%	897,046	896,705
SWEPCo	2015-2040	5.56%	3.55%-6.45%	3.55%-6.45%	1,823,362	1,823,007

Pollution Control Bonds (a)
APCo	2014-2038 (b)	1.68%	0.04%-5.375%	0.05%-5.375%	532,500	532,500
I&M	2014-2025 (b)	1.80%	0.04%-4.625%	0.04%-6.25%	226,607	226,569
OPCo	2014-2038 (b)	3.85%	3.125%-5.80%	2.875%-5.80%	118,245	296,825
PSO	2014-2020	4.45%	4.45%	4.45%-5.25%	12,660	46,360
SWEPCo	2015-2018 (b)	4.28%	3.25%-4.95%	3.25%-4.95%	135,200	135,200

Notes Payable – Affiliated
APCo	2015	3.125%	3.125%	3.125%	86,000	86,000

Notes Payable – Nonaffiliated
I&M	2014-2019	1.14%	0.983%-2.12%	1.164%-4.00%	176,697	177,540
SWEPCo	2024-2032	5.13%	4.58%-6.37%	4.58%-6.37%	81,875	85,125

Securitization Bonds
APCo	2024-2031	2.80%	2.008%-3.772%	2.008%-3.772%	367,606	380,282
OPCo	2018-2020	1.44%	0.958%-2.049%	0.958%-2.049%	232,467	267,403

Spent Nuclear Fuel Obligation (c)
I&M					265,502	265,391

Other Long-term Debt
APCo (d)	2015-2026	13.718%	13.718%	1.188%-13.718%	2,322	302,355
I&M	2015-2025	2.28%	1.55%-6.00%	1.67%-6.00%	111,908	123,281
OPCo	2028	1.15%	1.15%	1.15%	1,375	1,460
PSO (e)	2016-2027	1.57%	1.482%-3.00%	1.491%-3.00%	131,330	56,745
SWEPCo (f)	2017	1.73%	1.73%		100,000	—

(a)
For certain series of pollution control bonds, interest rates are subject to periodic adjustment.  Certain series may be purchased on demand at periodic interest adjustment dates.  Letters of credit from banks and insurance policies support certain series.

(b)
Certain pollution control bonds are subject to redemption earlier than the maturity date.  Consequently, these bonds have been classified for maturity purposes as Long-term Debt Due Within One Year - Nonaffiliated on the balance sheets.

(c)	Spent nuclear fuel obligation consists of a liability along with accrued interest for disposal of spent nuclear fuel (see "SNF Disposal" section of Note 6).

(d)	In 2014, APCo retired a $300 million credit facility due in 2015.

(e)	In 2014, PSO drew the remaining $75 million on an existing $125 million three-year credit facility.

(f)	In 2014, SWEPCo issued a $100 million three-year credit facility.

Long-term debt outstanding as of December 31, 2014 is payable as follows:

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2015	$638,212	$382,187	$131,497	$427	$306,750
2016	88,372	49,189	395,946	275,440	3,250
2017	273,492	37,131	46,387	454	353,250
2018	123,972	106,444	397,045	467	384,950
2019	94,463	479,353	48,016	250,482	403,250
After 2019	2,769,933	976,803	1,283,200	516,720	690,625
Principal Amount	3,988,444	2,031,107	2,302,091	1,043,990	2,142,075
Unamortized Discount, Net	(8,170)	(3,710)	(4,968)	(2,954)	(1,638)
Total Long-term Debt Outstanding	$3,980,274	$2,027,397	$2,297,123	$1,041,036	$2,140,437

In January 2015 and February 2015, I&M retired $15 million and $8 million, respectively, of Notes Payable related to DCC Fuel.

In January 2015, OPCo retired $22 million of Securitization Bonds.

In January 2015, PSO issued $87.5 million of 3.17% and $87.5 million of 4.09% Senior Unsecured Notes due in 2025 and 2045, respectively.

In January 2015, SWEPCo remarketed $54 million of 1.6% Pollution Control Bonds due in 2019.

In February 2015, APCo retired $11 million of Securitization Bonds.

As of December 31, 2014, trustees held, on behalf of I&M and OPCo, $40 million and $345 million, respectively, of their reacquired Pollution Control Bonds.

Dividend Restrictions

The Registrant Subsidiaries pay dividends to Parent provided funds are legally available.  Various financing arrangements and regulatory requirements may impose certain restrictions on the ability of the Registrant Subsidiaries to transfer funds to Parent in the form of dividends.

Federal Power Act

The Federal Power Act prohibits each of the Registrant Subsidiaries from participating “in the making or paying of any dividends of such public utility from any funds properly included in capital account.”  The term “capital account” is not defined in the Federal Power Act or its regulations.  Management understands “capital account” to mean the book value of the common stock.

Additionally, the Federal Power Act creates a reserve on earnings attributable to hydroelectric generation plants.  Because of their respective ownership of such plants, this reserve applies to APCo and I&M.

None of these restrictions limit the ability of the Registrant Subsidiaries to pay dividends out of retained earnings.

Leverage Restrictions

Pursuant to the credit agreement leverage restrictions, APCo, I&M, PSO and SWEPCo must maintain a percentage of debt to total capitalization at a level that does not exceed 67.5%.  As of December 31, 2014, $50 million, $61 million and $277 million of I&M, PSO and SWEPCo's retained earnings, respectively, have restrictions related to the payment of dividends to Parent. None of APCo’s retained earnings have restrictions related to the payment of dividends to Parent.
Utility Money Pool – AEP System

The AEP System uses a corporate borrowing program to meet the short-term borrowing needs of AEP’s subsidiaries.  The corporate borrowing program includes a Utility Money Pool, which funds AEP’s utility subsidiaries, and a Nonutility Money Pool, which funds a majority of AEP’s nonutility subsidiaries.  The AEP System Utility Money Pool operates in accordance with the terms and conditions of the AEP System Utility Money Pool agreement filed with the FERC.   The amounts of outstanding loans to (borrowings from) the Utility Money Pool as of December 31, 2014 and 2013 are included in Advances to Affiliates and Advances from Affiliates, respectively, on each of the Registrant Subsidiaries’ balance sheets.  The Utility Money Pool participants’ money pool activity and their corresponding authorized borrowing limits for the years ended December 31, 2014 and 2013 are described in the following tables:

Year Ended December 31, 2014:

	Maximum		Average		Net Loans to
	Borrowings	Maximum	Borrowings	Average	(Borrowings from)	Authorized
	from the	Loans to the	from the	Loans to the	the Utility Money	Short-term
	Utility	Utility	Utility	Utility	Pool as of	Borrowing
Company	Money Pool	Money Pool	Money Pool	Money Pool	December 31, 2014	Limit
	(in thousands)
APCo	$44,215	$542,186	$12,566	$104,469	$48,519	$600,000
I&M	150,714	158,857	73,192	39,118	(129,020)	500,000
OPCo	120,264	405,350	34,841	107,275	312,473	400,000
PSO	176,950	—	93,732	—	(154,249)	300,000
SWEPCo	153,503	51,319	71,009	24,392	41,033	350,000

Year Ended December 31, 2013:

	Maximum		Average		Net Loans to
	Borrowings	Maximum	Borrowings	Average	(Borrowings from)	Authorized
	from the	Loans to the	from the	Loans to the	the Utility Money	Short-term
	Utility	Utility	Utility	Utility	Pool as of	Borrowing
Company	Money Pool	Money Pool	Money Pool	Money Pool	December 31, 2013	Limit
	(in thousands)
APCo	$331,771	$202,377	$141,128	$28,659	$92,485	$600,000
I&M	23,135	403,905	8,308	256,730	55,863	500,000
OPCo	410,456	415,605	190,384	50,230	339,070	600,000
PSO	46,806	109,607	18,754	28,771	(36,772)	300,000
SWEPCo	24,553	153,830	6,020	33,546	(9,180)	350,000

The activity in the above table does not include short-term lending activity of OPCo’s former wholly-owned subsidiary, AGR.  In January 2013, AGR became a participant in the Nonutility Money Pool.  In November 2013, AGR’s participation in the Nonutility Money Pool ended as AGR became a direct borrower from Parent.  On December 31, 2013, OPCo contributed the assets and liabilities of AGR to Parent as part of corporate separation.  For the year ended December 31, 2013, AGR had the following activity in the Nonutility Money Pool or from Parent:

					Borrowings
Year Ended	Maximum	Maximum	Average	Average	From as of
December 31, 2013	Borrowings From	Loans To	Borrowings From	Loans To	December 31, 2013
	(in thousands)
Nonutility Money Pool	$1,047	$1,027	$316	$208	$—
Parent	1,178	—	1,078	—	—	(a)

(a)	The borrowings of AGR from Parent as of December 31, 2013 are no longer associated with OPCo.

The maximum and minimum interest rates for funds either borrowed from or loaned to the Utility Money Pool were as follows:

	Years Ended December 31,
	2014	2013	2012
Maximum Interest Rate	0.59%	0.43%	0.56%
Minimum Interest Rate	0.24%	0.24%	0.39%

The average interest rates for funds borrowed from and loaned to the Utility Money Pool for the years ended December 31, 2014, 2013 and 2012 are summarized for all Registrant Subsidiaries in the following table:

	Average Interest Rate for Funds Borrowed from the Utility Money Pool for Years Ended December 31,			Average Interest Rate for Funds Loaned to the Utility Money Pool for Years Ended December 31,
Company	2014	2013	2012	2014	2013	2012
APCo	0.29%	0.33%	0.47%	0.29%	0.33%	0.47%
I&M	0.31%	0.36%	—%	0.30%	0.32%	0.46%
OPCo	0.27%	0.33%	0.47%	0.34%	0.32%	0.47%
PSO	0.29%	0.34%	—%	—%	0.33%	0.46%
SWEPCo	0.29%	0.34%	0.53%	0.32%	0.36%	0.45%

AGR’s maximum, minimum and average interest rates for funds either borrowed from or loaned to the Nonutility Money Pool or Parent for the year ended December 31, 2013 are summarized in the following table:

Year Ended December 31, 2013	Maximum Interest Rate for Funds Borrowed	Minimum Interest Rate for Funds Borrowed	Maximum Interest Rate for Funds Loaned	Minimum Interest Rate for Funds Loaned	Average Interest Rate for Funds Borrowed	Average Interest Rate for Funds Loaned
Nonutility Money Pool	0.66%	0.53%	0.35%	0.32%	0.58%	0.34%
Parent	0.34%	0.24%	—%	—%	0.28%	—%

Interest expense related to short-term borrowing activities with the Utility Money Pool, the Nonutility Money Pool and Parent is included in Interest Expense on each of the Registrant Subsidiaries’ statements of income.  The Registrant Subsidiaries incurred interest expense for all short-term borrowing activities as follows:

	Years Ended December 31,
Company	2014	2013	2012
	(in thousands)
APCo	$6	$414	$772
I&M	135	70	—
OPCo	43	503	555
PSO	275	25	11
SWEPCo	168	5	977

Interest income related to short-term lending activities with the Utility Money Pool, the Nonutility Money Pool and Parent is included in Interest Income on each of the Registrant Subsidiaries’ statements of income.  The Registrant Subsidiaries earned interest income for all short-term lending activities as follows:

	Years Ended December 31,
Company	2014	2013	2012
	(in thousands)
APCo	$317	$109	$123
I&M	127	924	963
OPCo	202	233	1,038
PSO	—	58	435
SWEPCo	14	113	320

Credit Facilities

For a discussion of credit facilities, see “Letters of Credit” section of Note 6.

Sale of Receivables – AEP Credit

Under a sale of receivables arrangement, the Registrant Subsidiaries sell, without recourse, certain of their customer accounts receivable and accrued unbilled revenue balances to AEP Credit and are charged a fee based on AEP Credit’s financing costs, administrative costs and uncollectible accounts experience for each Registrant Subsidiary’s receivables.  APCo does not have regulatory authority to sell its West Virginia accounts receivable.  The costs of customer accounts receivable sold are reported in Other Operation expense on the Registrant Subsidiaries’ statements of income.  The Registrant Subsidiaries manage and service their customer accounts receivable sold.

AEP Credit's receivables securitization agreement provides a commitment of $750 million from bank conduits to purchase receivables.  The agreement was increased in June 2014 from $700 million and expires in June 2016.

The amount of accounts receivable and accrued unbilled revenues under the sale of receivables agreement for each Registrant Subsidiary as of December 31, 2014 and 2013 was as follows:

	December 31,
Company	2014	2013
	(in thousands)
APCo	$159,823	$156,599
I&M	137,459	139,257
OPCo	365,834	324,287
PSO	112,905	115,260
SWEPCo	148,668	149,337

The fees paid by the Registrant Subsidiaries to AEP Credit for customer accounts receivable sold were:

	Years Ended December 31,
Company	2014	2013	2012
	(in thousands)
APCo	$8,896	$6,471	$6,883
I&M	7,900	6,510	6,121
OPCo	28,809	21,573	20,312
PSO	5,926	5,604	7,054
SWEPCo	6,750	5,917	6,140

The Registrant Subsidiaries’ proceeds on the sale of receivables to AEP Credit were:

	Years Ended December 31,
Company	2014	2013	2012
	(in thousands)
APCo	$1,519,266	$1,442,983	$1,353,920
I&M	1,488,561	1,458,803	1,344,260
OPCo	2,647,643	2,620,483	2,952,723
PSO	1,321,068	1,232,363	1,157,174
SWEPCo	1,655,753	1,533,840	1,481,925

Ohio Power Co [Member]
Financing Activities
FINANCING ACTIVITIES

Long-term Debt

The following details long-term debt outstanding as of December 31, 2014 and 2013:

		Weighted
		Average
		Interest
		Rate as of	Interest Rate Ranges as of		Outstanding as of
		December 31,	December 31,		December 31,
Company	Maturity	2014	2014	2013	2014	2013
Senior Unsecured Notes					(in thousands)
APCo	2015-2044	5.80%	3.40%-7.95%	3.40%-7.95%	$2,991,846	$2,893,220
I&M	2015-2037	5.80%	3.20%-7.00%	3.20%-7.00%	1,246,683	1,246,235
OPCo	2014-2035	5.98%	5.375%-6.60%	4.85%-6.60%	1,945,036	2,169,487
PSO	2016-2037	5.52%	4.40%-6.625%	4.40%-6.625%	897,046	896,705
SWEPCo	2015-2040	5.56%	3.55%-6.45%	3.55%-6.45%	1,823,362	1,823,007

Pollution Control Bonds (a)
APCo	2014-2038 (b)	1.68%	0.04%-5.375%	0.05%-5.375%	532,500	532,500
I&M	2014-2025 (b)	1.80%	0.04%-4.625%	0.04%-6.25%	226,607	226,569
OPCo	2014-2038 (b)	3.85%	3.125%-5.80%	2.875%-5.80%	118,245	296,825
PSO	2014-2020	4.45%	4.45%	4.45%-5.25%	12,660	46,360
SWEPCo	2015-2018 (b)	4.28%	3.25%-4.95%	3.25%-4.95%	135,200	135,200

Notes Payable – Affiliated
APCo	2015	3.125%	3.125%	3.125%	86,000	86,000

Notes Payable – Nonaffiliated
I&M	2014-2019	1.14%	0.983%-2.12%	1.164%-4.00%	176,697	177,540
SWEPCo	2024-2032	5.13%	4.58%-6.37%	4.58%-6.37%	81,875	85,125

Securitization Bonds
APCo	2024-2031	2.80%	2.008%-3.772%	2.008%-3.772%	367,606	380,282
OPCo	2018-2020	1.44%	0.958%-2.049%	0.958%-2.049%	232,467	267,403

Spent Nuclear Fuel Obligation (c)
I&M					265,502	265,391

Other Long-term Debt
APCo (d)	2015-2026	13.718%	13.718%	1.188%-13.718%	2,322	302,355
I&M	2015-2025	2.28%	1.55%-6.00%	1.67%-6.00%	111,908	123,281
OPCo	2028	1.15%	1.15%	1.15%	1,375	1,460
PSO (e)	2016-2027	1.57%	1.482%-3.00%	1.491%-3.00%	131,330	56,745
SWEPCo (f)	2017	1.73%	1.73%		100,000	—

(a)
For certain series of pollution control bonds, interest rates are subject to periodic adjustment.  Certain series may be purchased on demand at periodic interest adjustment dates.  Letters of credit from banks and insurance policies support certain series.

(b)
Certain pollution control bonds are subject to redemption earlier than the maturity date.  Consequently, these bonds have been classified for maturity purposes as Long-term Debt Due Within One Year - Nonaffiliated on the balance sheets.

(c)	Spent nuclear fuel obligation consists of a liability along with accrued interest for disposal of spent nuclear fuel (see "SNF Disposal" section of Note 6).

(d)	In 2014, APCo retired a $300 million credit facility due in 2015.

(e)	In 2014, PSO drew the remaining $75 million on an existing $125 million three-year credit facility.

(f)	In 2014, SWEPCo issued a $100 million three-year credit facility.

Long-term debt outstanding as of December 31, 2014 is payable as follows:

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2015	$638,212	$382,187	$131,497	$427	$306,750
2016	88,372	49,189	395,946	275,440	3,250
2017	273,492	37,131	46,387	454	353,250
2018	123,972	106,444	397,045	467	384,950
2019	94,463	479,353	48,016	250,482	403,250
After 2019	2,769,933	976,803	1,283,200	516,720	690,625
Principal Amount	3,988,444	2,031,107	2,302,091	1,043,990	2,142,075
Unamortized Discount, Net	(8,170)	(3,710)	(4,968)	(2,954)	(1,638)
Total Long-term Debt Outstanding	$3,980,274	$2,027,397	$2,297,123	$1,041,036	$2,140,437

In January 2015 and February 2015, I&M retired $15 million and $8 million, respectively, of Notes Payable related to DCC Fuel.

In January 2015, OPCo retired $22 million of Securitization Bonds.

In January 2015, PSO issued $87.5 million of 3.17% and $87.5 million of 4.09% Senior Unsecured Notes due in 2025 and 2045, respectively.

In January 2015, SWEPCo remarketed $54 million of 1.6% Pollution Control Bonds due in 2019.

In February 2015, APCo retired $11 million of Securitization Bonds.

As of December 31, 2014, trustees held, on behalf of I&M and OPCo, $40 million and $345 million, respectively, of their reacquired Pollution Control Bonds.

Dividend Restrictions

The Registrant Subsidiaries pay dividends to Parent provided funds are legally available.  Various financing arrangements and regulatory requirements may impose certain restrictions on the ability of the Registrant Subsidiaries to transfer funds to Parent in the form of dividends.

Federal Power Act

The Federal Power Act prohibits each of the Registrant Subsidiaries from participating “in the making or paying of any dividends of such public utility from any funds properly included in capital account.”  The term “capital account” is not defined in the Federal Power Act or its regulations.  Management understands “capital account” to mean the book value of the common stock.

Additionally, the Federal Power Act creates a reserve on earnings attributable to hydroelectric generation plants.  Because of their respective ownership of such plants, this reserve applies to APCo and I&M.

None of these restrictions limit the ability of the Registrant Subsidiaries to pay dividends out of retained earnings.

Leverage Restrictions

Pursuant to the credit agreement leverage restrictions, APCo, I&M, PSO and SWEPCo must maintain a percentage of debt to total capitalization at a level that does not exceed 67.5%.  As of December 31, 2014, $50 million, $61 million and $277 million of I&M, PSO and SWEPCo's retained earnings, respectively, have restrictions related to the payment of dividends to Parent. None of APCo’s retained earnings have restrictions related to the payment of dividends to Parent.
Utility Money Pool – AEP System

The AEP System uses a corporate borrowing program to meet the short-term borrowing needs of AEP’s subsidiaries.  The corporate borrowing program includes a Utility Money Pool, which funds AEP’s utility subsidiaries, and a Nonutility Money Pool, which funds a majority of AEP’s nonutility subsidiaries.  The AEP System Utility Money Pool operates in accordance with the terms and conditions of the AEP System Utility Money Pool agreement filed with the FERC.   The amounts of outstanding loans to (borrowings from) the Utility Money Pool as of December 31, 2014 and 2013 are included in Advances to Affiliates and Advances from Affiliates, respectively, on each of the Registrant Subsidiaries’ balance sheets.  The Utility Money Pool participants’ money pool activity and their corresponding authorized borrowing limits for the years ended December 31, 2014 and 2013 are described in the following tables:

Year Ended December 31, 2014:

	Maximum		Average		Net Loans to
	Borrowings	Maximum	Borrowings	Average	(Borrowings from)	Authorized
	from the	Loans to the	from the	Loans to the	the Utility Money	Short-term
	Utility	Utility	Utility	Utility	Pool as of	Borrowing
Company	Money Pool	Money Pool	Money Pool	Money Pool	December 31, 2014	Limit
	(in thousands)
APCo	$44,215	$542,186	$12,566	$104,469	$48,519	$600,000
I&M	150,714	158,857	73,192	39,118	(129,020)	500,000
OPCo	120,264	405,350	34,841	107,275	312,473	400,000
PSO	176,950	—	93,732	—	(154,249)	300,000
SWEPCo	153,503	51,319	71,009	24,392	41,033	350,000

Year Ended December 31, 2013:

	Maximum		Average		Net Loans to
	Borrowings	Maximum	Borrowings	Average	(Borrowings from)	Authorized
	from the	Loans to the	from the	Loans to the	the Utility Money	Short-term
	Utility	Utility	Utility	Utility	Pool as of	Borrowing
Company	Money Pool	Money Pool	Money Pool	Money Pool	December 31, 2013	Limit
	(in thousands)
APCo	$331,771	$202,377	$141,128	$28,659	$92,485	$600,000
I&M	23,135	403,905	8,308	256,730	55,863	500,000
OPCo	410,456	415,605	190,384	50,230	339,070	600,000
PSO	46,806	109,607	18,754	28,771	(36,772)	300,000
SWEPCo	24,553	153,830	6,020	33,546	(9,180)	350,000

The activity in the above table does not include short-term lending activity of OPCo’s former wholly-owned subsidiary, AGR.  In January 2013, AGR became a participant in the Nonutility Money Pool.  In November 2013, AGR’s participation in the Nonutility Money Pool ended as AGR became a direct borrower from Parent.  On December 31, 2013, OPCo contributed the assets and liabilities of AGR to Parent as part of corporate separation.  For the year ended December 31, 2013, AGR had the following activity in the Nonutility Money Pool or from Parent:

					Borrowings
Year Ended	Maximum	Maximum	Average	Average	From as of
December 31, 2013	Borrowings From	Loans To	Borrowings From	Loans To	December 31, 2013
	(in thousands)
Nonutility Money Pool	$1,047	$1,027	$316	$208	$—
Parent	1,178	—	1,078	—	—	(a)

(a)	The borrowings of AGR from Parent as of December 31, 2013 are no longer associated with OPCo.

The maximum and minimum interest rates for funds either borrowed from or loaned to the Utility Money Pool were as follows:

	Years Ended December 31,
	2014	2013	2012
Maximum Interest Rate	0.59%	0.43%	0.56%
Minimum Interest Rate	0.24%	0.24%	0.39%

The average interest rates for funds borrowed from and loaned to the Utility Money Pool for the years ended December 31, 2014, 2013 and 2012 are summarized for all Registrant Subsidiaries in the following table:

	Average Interest Rate for Funds Borrowed from the Utility Money Pool for Years Ended December 31,			Average Interest Rate for Funds Loaned to the Utility Money Pool for Years Ended December 31,
Company	2014	2013	2012	2014	2013	2012
APCo	0.29%	0.33%	0.47%	0.29%	0.33%	0.47%
I&M	0.31%	0.36%	—%	0.30%	0.32%	0.46%
OPCo	0.27%	0.33%	0.47%	0.34%	0.32%	0.47%
PSO	0.29%	0.34%	—%	—%	0.33%	0.46%
SWEPCo	0.29%	0.34%	0.53%	0.32%	0.36%	0.45%

AGR’s maximum, minimum and average interest rates for funds either borrowed from or loaned to the Nonutility Money Pool or Parent for the year ended December 31, 2013 are summarized in the following table:

Year Ended December 31, 2013	Maximum Interest Rate for Funds Borrowed	Minimum Interest Rate for Funds Borrowed	Maximum Interest Rate for Funds Loaned	Minimum Interest Rate for Funds Loaned	Average Interest Rate for Funds Borrowed	Average Interest Rate for Funds Loaned
Nonutility Money Pool	0.66%	0.53%	0.35%	0.32%	0.58%	0.34%
Parent	0.34%	0.24%	—%	—%	0.28%	—%

Interest expense related to short-term borrowing activities with the Utility Money Pool, the Nonutility Money Pool and Parent is included in Interest Expense on each of the Registrant Subsidiaries’ statements of income.  The Registrant Subsidiaries incurred interest expense for all short-term borrowing activities as follows:

	Years Ended December 31,
Company	2014	2013	2012
	(in thousands)
APCo	$6	$414	$772
I&M	135	70	—
OPCo	43	503	555
PSO	275	25	11
SWEPCo	168	5	977

Interest income related to short-term lending activities with the Utility Money Pool, the Nonutility Money Pool and Parent is included in Interest Income on each of the Registrant Subsidiaries’ statements of income.  The Registrant Subsidiaries earned interest income for all short-term lending activities as follows:

	Years Ended December 31,
Company	2014	2013	2012
	(in thousands)
APCo	$317	$109	$123
I&M	127	924	963
OPCo	202	233	1,038
PSO	—	58	435
SWEPCo	14	113	320

Credit Facilities

For a discussion of credit facilities, see “Letters of Credit” section of Note 6.

Sale of Receivables – AEP Credit

Under a sale of receivables arrangement, the Registrant Subsidiaries sell, without recourse, certain of their customer accounts receivable and accrued unbilled revenue balances to AEP Credit and are charged a fee based on AEP Credit’s financing costs, administrative costs and uncollectible accounts experience for each Registrant Subsidiary’s receivables.  APCo does not have regulatory authority to sell its West Virginia accounts receivable.  The costs of customer accounts receivable sold are reported in Other Operation expense on the Registrant Subsidiaries’ statements of income.  The Registrant Subsidiaries manage and service their customer accounts receivable sold.

AEP Credit's receivables securitization agreement provides a commitment of $750 million from bank conduits to purchase receivables.  The agreement was increased in June 2014 from $700 million and expires in June 2016.

The amount of accounts receivable and accrued unbilled revenues under the sale of receivables agreement for each Registrant Subsidiary as of December 31, 2014 and 2013 was as follows:

	December 31,
Company	2014	2013
	(in thousands)
APCo	$159,823	$156,599
I&M	137,459	139,257
OPCo	365,834	324,287
PSO	112,905	115,260
SWEPCo	148,668	149,337

The fees paid by the Registrant Subsidiaries to AEP Credit for customer accounts receivable sold were:

	Years Ended December 31,
Company	2014	2013	2012
	(in thousands)
APCo	$8,896	$6,471	$6,883
I&M	7,900	6,510	6,121
OPCo	28,809	21,573	20,312
PSO	5,926	5,604	7,054
SWEPCo	6,750	5,917	6,140

The Registrant Subsidiaries’ proceeds on the sale of receivables to AEP Credit were:

	Years Ended December 31,
Company	2014	2013	2012
	(in thousands)
APCo	$1,519,266	$1,442,983	$1,353,920
I&M	1,488,561	1,458,803	1,344,260
OPCo	2,647,643	2,620,483	2,952,723
PSO	1,321,068	1,232,363	1,157,174
SWEPCo	1,655,753	1,533,840	1,481,925

Public Service Co Of Oklahoma [Member]
Financing Activities
FINANCING ACTIVITIES

Long-term Debt

The following details long-term debt outstanding as of December 31, 2014 and 2013:

		Weighted
		Average
		Interest
		Rate as of	Interest Rate Ranges as of		Outstanding as of
		December 31,	December 31,		December 31,
Company	Maturity	2014	2014	2013	2014	2013
Senior Unsecured Notes					(in thousands)
APCo	2015-2044	5.80%	3.40%-7.95%	3.40%-7.95%	$2,991,846	$2,893,220
I&M	2015-2037	5.80%	3.20%-7.00%	3.20%-7.00%	1,246,683	1,246,235
OPCo	2014-2035	5.98%	5.375%-6.60%	4.85%-6.60%	1,945,036	2,169,487
PSO	2016-2037	5.52%	4.40%-6.625%	4.40%-6.625%	897,046	896,705
SWEPCo	2015-2040	5.56%	3.55%-6.45%	3.55%-6.45%	1,823,362	1,823,007

Pollution Control Bonds (a)
APCo	2014-2038 (b)	1.68%	0.04%-5.375%	0.05%-5.375%	532,500	532,500
I&M	2014-2025 (b)	1.80%	0.04%-4.625%	0.04%-6.25%	226,607	226,569
OPCo	2014-2038 (b)	3.85%	3.125%-5.80%	2.875%-5.80%	118,245	296,825
PSO	2014-2020	4.45%	4.45%	4.45%-5.25%	12,660	46,360
SWEPCo	2015-2018 (b)	4.28%	3.25%-4.95%	3.25%-4.95%	135,200	135,200

Notes Payable – Affiliated
APCo	2015	3.125%	3.125%	3.125%	86,000	86,000

Notes Payable – Nonaffiliated
I&M	2014-2019	1.14%	0.983%-2.12%	1.164%-4.00%	176,697	177,540
SWEPCo	2024-2032	5.13%	4.58%-6.37%	4.58%-6.37%	81,875	85,125

Securitization Bonds
APCo	2024-2031	2.80%	2.008%-3.772%	2.008%-3.772%	367,606	380,282
OPCo	2018-2020	1.44%	0.958%-2.049%	0.958%-2.049%	232,467	267,403

Spent Nuclear Fuel Obligation (c)
I&M					265,502	265,391

Other Long-term Debt
APCo (d)	2015-2026	13.718%	13.718%	1.188%-13.718%	2,322	302,355
I&M	2015-2025	2.28%	1.55%-6.00%	1.67%-6.00%	111,908	123,281
OPCo	2028	1.15%	1.15%	1.15%	1,375	1,460
PSO (e)	2016-2027	1.57%	1.482%-3.00%	1.491%-3.00%	131,330	56,745
SWEPCo (f)	2017	1.73%	1.73%		100,000	—

(a)
For certain series of pollution control bonds, interest rates are subject to periodic adjustment.  Certain series may be purchased on demand at periodic interest adjustment dates.  Letters of credit from banks and insurance policies support certain series.

(b)
Certain pollution control bonds are subject to redemption earlier than the maturity date.  Consequently, these bonds have been classified for maturity purposes as Long-term Debt Due Within One Year - Nonaffiliated on the balance sheets.

(c)	Spent nuclear fuel obligation consists of a liability along with accrued interest for disposal of spent nuclear fuel (see "SNF Disposal" section of Note 6).

(d)	In 2014, APCo retired a $300 million credit facility due in 2015.

(e)	In 2014, PSO drew the remaining $75 million on an existing $125 million three-year credit facility.

(f)	In 2014, SWEPCo issued a $100 million three-year credit facility.

Long-term debt outstanding as of December 31, 2014 is payable as follows:

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2015	$638,212	$382,187	$131,497	$427	$306,750
2016	88,372	49,189	395,946	275,440	3,250
2017	273,492	37,131	46,387	454	353,250
2018	123,972	106,444	397,045	467	384,950
2019	94,463	479,353	48,016	250,482	403,250
After 2019	2,769,933	976,803	1,283,200	516,720	690,625
Principal Amount	3,988,444	2,031,107	2,302,091	1,043,990	2,142,075
Unamortized Discount, Net	(8,170)	(3,710)	(4,968)	(2,954)	(1,638)
Total Long-term Debt Outstanding	$3,980,274	$2,027,397	$2,297,123	$1,041,036	$2,140,437

In January 2015 and February 2015, I&M retired $15 million and $8 million, respectively, of Notes Payable related to DCC Fuel.

In January 2015, OPCo retired $22 million of Securitization Bonds.

In January 2015, PSO issued $87.5 million of 3.17% and $87.5 million of 4.09% Senior Unsecured Notes due in 2025 and 2045, respectively.

In January 2015, SWEPCo remarketed $54 million of 1.6% Pollution Control Bonds due in 2019.

In February 2015, APCo retired $11 million of Securitization Bonds.

As of December 31, 2014, trustees held, on behalf of I&M and OPCo, $40 million and $345 million, respectively, of their reacquired Pollution Control Bonds.

Dividend Restrictions

The Registrant Subsidiaries pay dividends to Parent provided funds are legally available.  Various financing arrangements and regulatory requirements may impose certain restrictions on the ability of the Registrant Subsidiaries to transfer funds to Parent in the form of dividends.

Federal Power Act

The Federal Power Act prohibits each of the Registrant Subsidiaries from participating “in the making or paying of any dividends of such public utility from any funds properly included in capital account.”  The term “capital account” is not defined in the Federal Power Act or its regulations.  Management understands “capital account” to mean the book value of the common stock.

Additionally, the Federal Power Act creates a reserve on earnings attributable to hydroelectric generation plants.  Because of their respective ownership of such plants, this reserve applies to APCo and I&M.

None of these restrictions limit the ability of the Registrant Subsidiaries to pay dividends out of retained earnings.

Leverage Restrictions

Pursuant to the credit agreement leverage restrictions, APCo, I&M, PSO and SWEPCo must maintain a percentage of debt to total capitalization at a level that does not exceed 67.5%.  As of December 31, 2014, $50 million, $61 million and $277 million of I&M, PSO and SWEPCo's retained earnings, respectively, have restrictions related to the payment of dividends to Parent. None of APCo’s retained earnings have restrictions related to the payment of dividends to Parent.
Utility Money Pool – AEP System

The AEP System uses a corporate borrowing program to meet the short-term borrowing needs of AEP’s subsidiaries.  The corporate borrowing program includes a Utility Money Pool, which funds AEP’s utility subsidiaries, and a Nonutility Money Pool, which funds a majority of AEP’s nonutility subsidiaries.  The AEP System Utility Money Pool operates in accordance with the terms and conditions of the AEP System Utility Money Pool agreement filed with the FERC.   The amounts of outstanding loans to (borrowings from) the Utility Money Pool as of December 31, 2014 and 2013 are included in Advances to Affiliates and Advances from Affiliates, respectively, on each of the Registrant Subsidiaries’ balance sheets.  The Utility Money Pool participants’ money pool activity and their corresponding authorized borrowing limits for the years ended December 31, 2014 and 2013 are described in the following tables:

Year Ended December 31, 2014:

	Maximum		Average		Net Loans to
	Borrowings	Maximum	Borrowings	Average	(Borrowings from)	Authorized
	from the	Loans to the	from the	Loans to the	the Utility Money	Short-term
	Utility	Utility	Utility	Utility	Pool as of	Borrowing
Company	Money Pool	Money Pool	Money Pool	Money Pool	December 31, 2014	Limit
	(in thousands)
APCo	$44,215	$542,186	$12,566	$104,469	$48,519	$600,000
I&M	150,714	158,857	73,192	39,118	(129,020)	500,000
OPCo	120,264	405,350	34,841	107,275	312,473	400,000
PSO	176,950	—	93,732	—	(154,249)	300,000
SWEPCo	153,503	51,319	71,009	24,392	41,033	350,000

Year Ended December 31, 2013:

	Maximum		Average		Net Loans to
	Borrowings	Maximum	Borrowings	Average	(Borrowings from)	Authorized
	from the	Loans to the	from the	Loans to the	the Utility Money	Short-term
	Utility	Utility	Utility	Utility	Pool as of	Borrowing
Company	Money Pool	Money Pool	Money Pool	Money Pool	December 31, 2013	Limit
	(in thousands)
APCo	$331,771	$202,377	$141,128	$28,659	$92,485	$600,000
I&M	23,135	403,905	8,308	256,730	55,863	500,000
OPCo	410,456	415,605	190,384	50,230	339,070	600,000
PSO	46,806	109,607	18,754	28,771	(36,772)	300,000
SWEPCo	24,553	153,830	6,020	33,546	(9,180)	350,000

The activity in the above table does not include short-term lending activity of OPCo’s former wholly-owned subsidiary, AGR.  In January 2013, AGR became a participant in the Nonutility Money Pool.  In November 2013, AGR’s participation in the Nonutility Money Pool ended as AGR became a direct borrower from Parent.  On December 31, 2013, OPCo contributed the assets and liabilities of AGR to Parent as part of corporate separation.  For the year ended December 31, 2013, AGR had the following activity in the Nonutility Money Pool or from Parent:

					Borrowings
Year Ended	Maximum	Maximum	Average	Average	From as of
December 31, 2013	Borrowings From	Loans To	Borrowings From	Loans To	December 31, 2013
	(in thousands)
Nonutility Money Pool	$1,047	$1,027	$316	$208	$—
Parent	1,178	—	1,078	—	—	(a)

(a)	The borrowings of AGR from Parent as of December 31, 2013 are no longer associated with OPCo.

The maximum and minimum interest rates for funds either borrowed from or loaned to the Utility Money Pool were as follows:

	Years Ended December 31,
	2014	2013	2012
Maximum Interest Rate	0.59%	0.43%	0.56%
Minimum Interest Rate	0.24%	0.24%	0.39%

The average interest rates for funds borrowed from and loaned to the Utility Money Pool for the years ended December 31, 2014, 2013 and 2012 are summarized for all Registrant Subsidiaries in the following table:

	Average Interest Rate for Funds Borrowed from the Utility Money Pool for Years Ended December 31,			Average Interest Rate for Funds Loaned to the Utility Money Pool for Years Ended December 31,
Company	2014	2013	2012	2014	2013	2012
APCo	0.29%	0.33%	0.47%	0.29%	0.33%	0.47%
I&M	0.31%	0.36%	—%	0.30%	0.32%	0.46%
OPCo	0.27%	0.33%	0.47%	0.34%	0.32%	0.47%
PSO	0.29%	0.34%	—%	—%	0.33%	0.46%
SWEPCo	0.29%	0.34%	0.53%	0.32%	0.36%	0.45%

AGR’s maximum, minimum and average interest rates for funds either borrowed from or loaned to the Nonutility Money Pool or Parent for the year ended December 31, 2013 are summarized in the following table:

Year Ended December 31, 2013	Maximum Interest Rate for Funds Borrowed	Minimum Interest Rate for Funds Borrowed	Maximum Interest Rate for Funds Loaned	Minimum Interest Rate for Funds Loaned	Average Interest Rate for Funds Borrowed	Average Interest Rate for Funds Loaned
Nonutility Money Pool	0.66%	0.53%	0.35%	0.32%	0.58%	0.34%
Parent	0.34%	0.24%	—%	—%	0.28%	—%

Interest expense related to short-term borrowing activities with the Utility Money Pool, the Nonutility Money Pool and Parent is included in Interest Expense on each of the Registrant Subsidiaries’ statements of income.  The Registrant Subsidiaries incurred interest expense for all short-term borrowing activities as follows:

	Years Ended December 31,
Company	2014	2013	2012
	(in thousands)
APCo	$6	$414	$772
I&M	135	70	—
OPCo	43	503	555
PSO	275	25	11
SWEPCo	168	5	977

Interest income related to short-term lending activities with the Utility Money Pool, the Nonutility Money Pool and Parent is included in Interest Income on each of the Registrant Subsidiaries’ statements of income.  The Registrant Subsidiaries earned interest income for all short-term lending activities as follows:

	Years Ended December 31,
Company	2014	2013	2012
	(in thousands)
APCo	$317	$109	$123
I&M	127	924	963
OPCo	202	233	1,038
PSO	—	58	435
SWEPCo	14	113	320

Credit Facilities

For a discussion of credit facilities, see “Letters of Credit” section of Note 6.

Sale of Receivables – AEP Credit

Under a sale of receivables arrangement, the Registrant Subsidiaries sell, without recourse, certain of their customer accounts receivable and accrued unbilled revenue balances to AEP Credit and are charged a fee based on AEP Credit’s financing costs, administrative costs and uncollectible accounts experience for each Registrant Subsidiary’s receivables.  APCo does not have regulatory authority to sell its West Virginia accounts receivable.  The costs of customer accounts receivable sold are reported in Other Operation expense on the Registrant Subsidiaries’ statements of income.  The Registrant Subsidiaries manage and service their customer accounts receivable sold.

AEP Credit's receivables securitization agreement provides a commitment of $750 million from bank conduits to purchase receivables.  The agreement was increased in June 2014 from $700 million and expires in June 2016.

The amount of accounts receivable and accrued unbilled revenues under the sale of receivables agreement for each Registrant Subsidiary as of December 31, 2014 and 2013 was as follows:

	December 31,
Company	2014	2013
	(in thousands)
APCo	$159,823	$156,599
I&M	137,459	139,257
OPCo	365,834	324,287
PSO	112,905	115,260
SWEPCo	148,668	149,337

The fees paid by the Registrant Subsidiaries to AEP Credit for customer accounts receivable sold were:

	Years Ended December 31,
Company	2014	2013	2012
	(in thousands)
APCo	$8,896	$6,471	$6,883
I&M	7,900	6,510	6,121
OPCo	28,809	21,573	20,312
PSO	5,926	5,604	7,054
SWEPCo	6,750	5,917	6,140

The Registrant Subsidiaries’ proceeds on the sale of receivables to AEP Credit were:

	Years Ended December 31,
Company	2014	2013	2012
	(in thousands)
APCo	$1,519,266	$1,442,983	$1,353,920
I&M	1,488,561	1,458,803	1,344,260
OPCo	2,647,643	2,620,483	2,952,723
PSO	1,321,068	1,232,363	1,157,174
SWEPCo	1,655,753	1,533,840	1,481,925

Southwestern Electric Power Co [Member]
Financing Activities
FINANCING ACTIVITIES

Long-term Debt

The following details long-term debt outstanding as of December 31, 2014 and 2013:

		Weighted
		Average
		Interest
		Rate as of	Interest Rate Ranges as of		Outstanding as of
		December 31,	December 31,		December 31,
Company	Maturity	2014	2014	2013	2014	2013
Senior Unsecured Notes					(in thousands)
APCo	2015-2044	5.80%	3.40%-7.95%	3.40%-7.95%	$2,991,846	$2,893,220
I&M	2015-2037	5.80%	3.20%-7.00%	3.20%-7.00%	1,246,683	1,246,235
OPCo	2014-2035	5.98%	5.375%-6.60%	4.85%-6.60%	1,945,036	2,169,487
PSO	2016-2037	5.52%	4.40%-6.625%	4.40%-6.625%	897,046	896,705
SWEPCo	2015-2040	5.56%	3.55%-6.45%	3.55%-6.45%	1,823,362	1,823,007

Pollution Control Bonds (a)
APCo	2014-2038 (b)	1.68%	0.04%-5.375%	0.05%-5.375%	532,500	532,500
I&M	2014-2025 (b)	1.80%	0.04%-4.625%	0.04%-6.25%	226,607	226,569
OPCo	2014-2038 (b)	3.85%	3.125%-5.80%	2.875%-5.80%	118,245	296,825
PSO	2014-2020	4.45%	4.45%	4.45%-5.25%	12,660	46,360
SWEPCo	2015-2018 (b)	4.28%	3.25%-4.95%	3.25%-4.95%	135,200	135,200

Notes Payable – Affiliated
APCo	2015	3.125%	3.125%	3.125%	86,000	86,000

Notes Payable – Nonaffiliated
I&M	2014-2019	1.14%	0.983%-2.12%	1.164%-4.00%	176,697	177,540
SWEPCo	2024-2032	5.13%	4.58%-6.37%	4.58%-6.37%	81,875	85,125

Securitization Bonds
APCo	2024-2031	2.80%	2.008%-3.772%	2.008%-3.772%	367,606	380,282
OPCo	2018-2020	1.44%	0.958%-2.049%	0.958%-2.049%	232,467	267,403

Spent Nuclear Fuel Obligation (c)
I&M					265,502	265,391

Other Long-term Debt
APCo (d)	2015-2026	13.718%	13.718%	1.188%-13.718%	2,322	302,355
I&M	2015-2025	2.28%	1.55%-6.00%	1.67%-6.00%	111,908	123,281
OPCo	2028	1.15%	1.15%	1.15%	1,375	1,460
PSO (e)	2016-2027	1.57%	1.482%-3.00%	1.491%-3.00%	131,330	56,745
SWEPCo (f)	2017	1.73%	1.73%		100,000	—

(a)
For certain series of pollution control bonds, interest rates are subject to periodic adjustment.  Certain series may be purchased on demand at periodic interest adjustment dates.  Letters of credit from banks and insurance policies support certain series.

(b)
Certain pollution control bonds are subject to redemption earlier than the maturity date.  Consequently, these bonds have been classified for maturity purposes as Long-term Debt Due Within One Year - Nonaffiliated on the balance sheets.

(c)	Spent nuclear fuel obligation consists of a liability along with accrued interest for disposal of spent nuclear fuel (see "SNF Disposal" section of Note 6).

(d)	In 2014, APCo retired a $300 million credit facility due in 2015.

(e)	In 2014, PSO drew the remaining $75 million on an existing $125 million three-year credit facility.

(f)	In 2014, SWEPCo issued a $100 million three-year credit facility.

Long-term debt outstanding as of December 31, 2014 is payable as follows:

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2015	$638,212	$382,187	$131,497	$427	$306,750
2016	88,372	49,189	395,946	275,440	3,250
2017	273,492	37,131	46,387	454	353,250
2018	123,972	106,444	397,045	467	384,950
2019	94,463	479,353	48,016	250,482	403,250
After 2019	2,769,933	976,803	1,283,200	516,720	690,625
Principal Amount	3,988,444	2,031,107	2,302,091	1,043,990	2,142,075
Unamortized Discount, Net	(8,170)	(3,710)	(4,968)	(2,954)	(1,638)
Total Long-term Debt Outstanding	$3,980,274	$2,027,397	$2,297,123	$1,041,036	$2,140,437

In January 2015 and February 2015, I&M retired $15 million and $8 million, respectively, of Notes Payable related to DCC Fuel.

In January 2015, OPCo retired $22 million of Securitization Bonds.

In January 2015, PSO issued $87.5 million of 3.17% and $87.5 million of 4.09% Senior Unsecured Notes due in 2025 and 2045, respectively.

In January 2015, SWEPCo remarketed $54 million of 1.6% Pollution Control Bonds due in 2019.

In February 2015, APCo retired $11 million of Securitization Bonds.

As of December 31, 2014, trustees held, on behalf of I&M and OPCo, $40 million and $345 million, respectively, of their reacquired Pollution Control Bonds.

Dividend Restrictions

The Registrant Subsidiaries pay dividends to Parent provided funds are legally available.  Various financing arrangements and regulatory requirements may impose certain restrictions on the ability of the Registrant Subsidiaries to transfer funds to Parent in the form of dividends.

Federal Power Act

The Federal Power Act prohibits each of the Registrant Subsidiaries from participating “in the making or paying of any dividends of such public utility from any funds properly included in capital account.”  The term “capital account” is not defined in the Federal Power Act or its regulations.  Management understands “capital account” to mean the book value of the common stock.

Additionally, the Federal Power Act creates a reserve on earnings attributable to hydroelectric generation plants.  Because of their respective ownership of such plants, this reserve applies to APCo and I&M.

None of these restrictions limit the ability of the Registrant Subsidiaries to pay dividends out of retained earnings.

Leverage Restrictions

Pursuant to the credit agreement leverage restrictions, APCo, I&M, PSO and SWEPCo must maintain a percentage of debt to total capitalization at a level that does not exceed 67.5%.  As of December 31, 2014, $50 million, $61 million and $277 million of I&M, PSO and SWEPCo's retained earnings, respectively, have restrictions related to the payment of dividends to Parent. None of APCo’s retained earnings have restrictions related to the payment of dividends to Parent.
Utility Money Pool – AEP System

The AEP System uses a corporate borrowing program to meet the short-term borrowing needs of AEP’s subsidiaries.  The corporate borrowing program includes a Utility Money Pool, which funds AEP’s utility subsidiaries, and a Nonutility Money Pool, which funds a majority of AEP’s nonutility subsidiaries.  The AEP System Utility Money Pool operates in accordance with the terms and conditions of the AEP System Utility Money Pool agreement filed with the FERC.   The amounts of outstanding loans to (borrowings from) the Utility Money Pool as of December 31, 2014 and 2013 are included in Advances to Affiliates and Advances from Affiliates, respectively, on each of the Registrant Subsidiaries’ balance sheets.  The Utility Money Pool participants’ money pool activity and their corresponding authorized borrowing limits for the years ended December 31, 2014 and 2013 are described in the following tables:

Year Ended December 31, 2014:

	Maximum		Average		Net Loans to
	Borrowings	Maximum	Borrowings	Average	(Borrowings from)	Authorized
	from the	Loans to the	from the	Loans to the	the Utility Money	Short-term
	Utility	Utility	Utility	Utility	Pool as of	Borrowing
Company	Money Pool	Money Pool	Money Pool	Money Pool	December 31, 2014	Limit
	(in thousands)
APCo	$44,215	$542,186	$12,566	$104,469	$48,519	$600,000
I&M	150,714	158,857	73,192	39,118	(129,020)	500,000
OPCo	120,264	405,350	34,841	107,275	312,473	400,000
PSO	176,950	—	93,732	—	(154,249)	300,000
SWEPCo	153,503	51,319	71,009	24,392	41,033	350,000

Year Ended December 31, 2013:

	Maximum		Average		Net Loans to
	Borrowings	Maximum	Borrowings	Average	(Borrowings from)	Authorized
	from the	Loans to the	from the	Loans to the	the Utility Money	Short-term
	Utility	Utility	Utility	Utility	Pool as of	Borrowing
Company	Money Pool	Money Pool	Money Pool	Money Pool	December 31, 2013	Limit
	(in thousands)
APCo	$331,771	$202,377	$141,128	$28,659	$92,485	$600,000
I&M	23,135	403,905	8,308	256,730	55,863	500,000
OPCo	410,456	415,605	190,384	50,230	339,070	600,000
PSO	46,806	109,607	18,754	28,771	(36,772)	300,000
SWEPCo	24,553	153,830	6,020	33,546	(9,180)	350,000

The activity in the above table does not include short-term lending activity of OPCo’s former wholly-owned subsidiary, AGR.  In January 2013, AGR became a participant in the Nonutility Money Pool.  In November 2013, AGR’s participation in the Nonutility Money Pool ended as AGR became a direct borrower from Parent.  On December 31, 2013, OPCo contributed the assets and liabilities of AGR to Parent as part of corporate separation.  For the year ended December 31, 2013, AGR had the following activity in the Nonutility Money Pool or from Parent:

					Borrowings
Year Ended	Maximum	Maximum	Average	Average	From as of
December 31, 2013	Borrowings From	Loans To	Borrowings From	Loans To	December 31, 2013
	(in thousands)
Nonutility Money Pool	$1,047	$1,027	$316	$208	$—
Parent	1,178	—	1,078	—	—	(a)

(a)	The borrowings of AGR from Parent as of December 31, 2013 are no longer associated with OPCo.

The maximum and minimum interest rates for funds either borrowed from or loaned to the Utility Money Pool were as follows:

	Years Ended December 31,
	2014	2013	2012
Maximum Interest Rate	0.59%	0.43%	0.56%
Minimum Interest Rate	0.24%	0.24%	0.39%

The average interest rates for funds borrowed from and loaned to the Utility Money Pool for the years ended December 31, 2014, 2013 and 2012 are summarized for all Registrant Subsidiaries in the following table:

	Average Interest Rate for Funds Borrowed from the Utility Money Pool for Years Ended December 31,			Average Interest Rate for Funds Loaned to the Utility Money Pool for Years Ended December 31,
Company	2014	2013	2012	2014	2013	2012
APCo	0.29%	0.33%	0.47%	0.29%	0.33%	0.47%
I&M	0.31%	0.36%	—%	0.30%	0.32%	0.46%
OPCo	0.27%	0.33%	0.47%	0.34%	0.32%	0.47%
PSO	0.29%	0.34%	—%	—%	0.33%	0.46%
SWEPCo	0.29%	0.34%	0.53%	0.32%	0.36%	0.45%

AGR’s maximum, minimum and average interest rates for funds either borrowed from or loaned to the Nonutility Money Pool or Parent for the year ended December 31, 2013 are summarized in the following table:

Year Ended December 31, 2013	Maximum Interest Rate for Funds Borrowed	Minimum Interest Rate for Funds Borrowed	Maximum Interest Rate for Funds Loaned	Minimum Interest Rate for Funds Loaned	Average Interest Rate for Funds Borrowed	Average Interest Rate for Funds Loaned
Nonutility Money Pool	0.66%	0.53%	0.35%	0.32%	0.58%	0.34%
Parent	0.34%	0.24%	—%	—%	0.28%	—%

Interest expense related to short-term borrowing activities with the Utility Money Pool, the Nonutility Money Pool and Parent is included in Interest Expense on each of the Registrant Subsidiaries’ statements of income.  The Registrant Subsidiaries incurred interest expense for all short-term borrowing activities as follows:

	Years Ended December 31,
Company	2014	2013	2012
	(in thousands)
APCo	$6	$414	$772
I&M	135	70	—
OPCo	43	503	555
PSO	275	25	11
SWEPCo	168	5	977

Interest income related to short-term lending activities with the Utility Money Pool, the Nonutility Money Pool and Parent is included in Interest Income on each of the Registrant Subsidiaries’ statements of income.  The Registrant Subsidiaries earned interest income for all short-term lending activities as follows:

	Years Ended December 31,
Company	2014	2013	2012
	(in thousands)
APCo	$317	$109	$123
I&M	127	924	963
OPCo	202	233	1,038
PSO	—	58	435
SWEPCo	14	113	320

Credit Facilities

For a discussion of credit facilities, see “Letters of Credit” section of Note 6.

Sale of Receivables – AEP Credit

Under a sale of receivables arrangement, the Registrant Subsidiaries sell, without recourse, certain of their customer accounts receivable and accrued unbilled revenue balances to AEP Credit and are charged a fee based on AEP Credit’s financing costs, administrative costs and uncollectible accounts experience for each Registrant Subsidiary’s receivables.  APCo does not have regulatory authority to sell its West Virginia accounts receivable.  The costs of customer accounts receivable sold are reported in Other Operation expense on the Registrant Subsidiaries’ statements of income.  The Registrant Subsidiaries manage and service their customer accounts receivable sold.

AEP Credit's receivables securitization agreement provides a commitment of $750 million from bank conduits to purchase receivables.  The agreement was increased in June 2014 from $700 million and expires in June 2016.

The amount of accounts receivable and accrued unbilled revenues under the sale of receivables agreement for each Registrant Subsidiary as of December 31, 2014 and 2013 was as follows:

	December 31,
Company	2014	2013
	(in thousands)
APCo	$159,823	$156,599
I&M	137,459	139,257
OPCo	365,834	324,287
PSO	112,905	115,260
SWEPCo	148,668	149,337

The fees paid by the Registrant Subsidiaries to AEP Credit for customer accounts receivable sold were:

	Years Ended December 31,
Company	2014	2013	2012
	(in thousands)
APCo	$8,896	$6,471	$6,883
I&M	7,900	6,510	6,121
OPCo	28,809	21,573	20,312
PSO	5,926	5,604	7,054
SWEPCo	6,750	5,917	6,140

The Registrant Subsidiaries’ proceeds on the sale of receivables to AEP Credit were:

	Years Ended December 31,
Company	2014	2013	2012
	(in thousands)
APCo	$1,519,266	$1,442,983	$1,353,920
I&M	1,488,561	1,458,803	1,344,260
OPCo	2,647,643	2,620,483	2,952,723
PSO	1,321,068	1,232,363	1,157,174
SWEPCo	1,655,753	1,533,840	1,481,925